OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Other current liabilities	OTHER CURRENT LIABILITIES
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2024	2023
Accrued expenses	19,120	12,582
Deferred charter revenue	34,074	32,441
Other current liabilities	553	482
Provisions	76	—
Total other current liabilities	53,823	45,505